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AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON DECEMBER 1, 1997.

                                                      REGISTRATION NO. 33-39946

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                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC 20549

                                   FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                        POST-EFFECTIVE AMENDMENT NO. 9                     [X]
                                     and
        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                               AMENDMENT NO. 11                            [X]

               FIRST PROVIDIAN LIFE & HEALTH INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                          (Exact Name of Registrant)

                First Providian Life & Health Insurance Company
                              (Name of Depositor)

                             520 Columbia Drive
                         Johnson City, New York 13790
              (Address of Depositor's Principal Executive Office)

                 Depositor's Telephone Number: (607) 772-8750

                First Providian Life & Health Insurance Company
                        Kimberly A. Scouller, Esquire
                               Providian Center
                                P.O. Box 32830
                            400 West Market Street
                             Louisville, KY 40232
                    (Name and Address of Agent for Service)

                                  Copy to:
                          Michael Berenson, Esquire
                      Jorden Burt Berenson & Johnson LLP
                          1025 Thomas Jefferson St.
                              N.W. Suite 400 E
                          Washington, DC 20007-0805

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

It is proposed that this filing will become effective (check appropriate box):

  [X] Immediately upon filing pursuant to paragraph (b) of Rule 485.

  [_] On December 1, 1997 pursuant to paragraph (b)(1)(v) of Rule 485.

  [_] 60 days after filing pursuant to paragraph (a)(1) of Rule 485.

  [_] On ______ pursuant to paragraph (a)(1) of Rule 485.

  [_] 75 days after filing pursuant to paragraph (a)(2) of Rule 485.

  [_] On ______ pursuant to paragraph (a)(2) of Rule 485.

Pursuant to Rule 24f-2 of the Investment Company Act of 1940, the Registrant registered an indefinite amount of securities being offered. Registrant filed the 24f-2 notice for the fiscal year ended December 31, 1996, on February 27, 1997.

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The sole purpose of this filing is to file a current Consent of Independent
Auditors. The enclosed Consent of Independent Auditors is hereby filed as
Exhibit 10 and the contents of Post-Effective Amendment No. 8 to Registration Statement (Form N-4, No. 33-39946) filed by Registrant on November 17, 1997 are hereby incorporated by reference.